Deferred revenue (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) $ / OZ	Dec. 31, 2024 USD ($) $ / OZ
Disclosure of disaggregation of revenue from contracts with customers [line items]
Amortization of deferred revenue - variable consideration adjustments - prior periods | $	$ 9.9	$ (3.8)
Variable consideration adjustment - increase (decrease) of finance expense | $	$ (0.6)	$ 0.2
Peru Stream Agreement [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Drawdown rate for gold | $ / OZ	860	817
Drawdown rate for silver | $ / OZ	15.06	14.56